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[SECURITY BENEFIT LOGO]

September 13, 2010

VIA EDGARLINK
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	SBL Variable Annuity Account XI
1940 Act Registration Number: 811-09517
1933 Act Registration Numbers: 333-84159
CIK: 0001091459
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), SBL Variable Annuity Account XI, a unit investment trust registered under the Act, mailed to its contract owners the semiannual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semiannual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	0000896435	August 27, 2010
Goldman Sachs Variable Insurance Trust	0001046292	August 26, 2010
Janus Aspen Series	0000906185	August 27, 2010
Neuberger Berman Advisers Management Trust	0000736913	September 2, 2010
PIMCO Variable Insurance Trust	0001047304	August 31, 2010
Rydex Variable Trust	0001064046	September 3, 2010
SBL Fund	0000217087	September 7, 2010
T. Rowe Price Equity Series, Inc.	0000918294	August 23, 2010

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

AMY J. LEE

Amy J. Lee
Vice President and Associate General Counsel
Security Benefit Life Insurance Company

One Security Benefit Place * Topeka, Kansas 66636-0001